TAXATION - Deferred tax liability (Details) £ in Thousands	Dec. 31, 2021 GBP (£)
TAXATION
Deferred tax liabilities, Current liabilities	£ 286
Deferred tax liabilities, Non-current liabilities	541
Total deferred tax	£ 827